Note 7 - Other Current and Non-current Assets - Components of Prepaid Expenses, Deposits, and Other Current Assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Prepaid expenses and deposits	$ 40,694		$ 32,900
Customer acquisition costs	60,501	$ 43,152	31,852
Green certificates	37,234		42,230
Gas delivered in excess of consumption	10,348		2,715
	148,777		109,697
Customer acquisition costs	41,117	$ 34,162	17,101
Other long-term assets	4,553		2,886
	$ 45,670		$ 19,987